Supplemental Oil and Gas Disclosures - Schedule of Capitalized Costs Related to Oil, Natural Gas and NGL Activities and Related Accumulated Depletion, Depreciation and Amortization (Details)
$ in Thousands
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / MBoe	Dec. 31, 2016 USD ($) $ / MBoe
Extractive Industries [Abstract]
Proved properties	$ 3,412,875	$ 2,440,811	$ 2,235,835
Unproved oil and gas properties, not subject to amortization		72,002	72,360
Total oil and gas properties		2,512,813	2,308,195
Less: Accumulated depletion and amortization		(1,423,829)	(1,268,276)
Net capitalized costs		$ 1,088,984	$ 1,039,919
Depletion and amortization rate per Boe | $ / MBoe		14.85	13.82